Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, net
Schedule of accounts receivable, net

	January 1,	December 31,	December 31,
	2018	2018	2019
	(in thousands)
Accounts receivable	$188,774	189,569	165,133
Less: Allowance for doubtful accounts	-	-	-
Less: Loss allowance	-	(290)	(190)
	$188,774	189,279	164,943

Schedule of analysis of expected credit losses

Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31,2018
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average	expected
	receivable	loss rate	credit
	(in thousands)		(in thousands)
Not past due	$186,654	0.00%	-
Past due within 30 days	2,622	0.00%	-
Past due 31‑60 days	3	0%‑0.01%	-
Past due 61‑90 days	-	0%‑6.29%	-
Past due 91‑120 days	-	0%‑18.21%	-
Past due over 121 days	-	100.00%	-
	$189,279		-

	December 31, 2019
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$162,765	0.00%	-
Past due within 30 days	1,685	0%-0.25%	-
Past due 31‑60 days	474	0%-4.16%	-
Past due 61‑90 days	-	0%-4.17%	-
Past due 91‑120 days	19	0%-20.4%	-
Past due over 121 days	-	100.00%	-
	$164,943		-

Summary of activity in the loss allowance

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year
	(in thousands)

Year 2017	$1,395	155	(1,550)	-
Year 2018	$-	290	-	290
Year 2019	$290	67	(167)	190